(2_FIDELITY_LOGOS)FIDELITY

GOVERNMENT SECURITIES
FUND
ANNUAL REPORT
SEPTEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     14   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    18   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    20   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            21

PROXY VOTING RESULTS     22

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The stock and bond markets have performed well through the end of September 1997, despite experiencing some short-term volatility in the spring and again in August. The Standard & Poor's 500 Index was up roughly 30% year-to-date through September, almost three times its historical annual average. The bond markets - primarily influenced by positive news on the inflation front - have posted moderate returns through the first nine months of the year.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997               PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

FIDELITY GOVERNMENT SECURITIES FUND            8.61%    36.10%   132.55%

SALOMON BROTHERS TREASURY/AGENCY INDEX         9.20%    38.11%   139.74%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE          8.71%    32.18%   118.88%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency Index - a market-capitalization weighted index comprised of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 180 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997         PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

FIDELITY GOVERNMENT SECURITIES FUND      8.61%    6.36%    8.81%

SALOMON BROTHERS TREASURY/AGENCY INDEX   9.20%    6.67%    9.14%

GENERAL U.S. GOVERNMENT FUNDS AVERAGE    8.71%    5.71%    8.11%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970930 19971008 144426 S00000000000001
             Government Securities       SB Treasury/Agency
             00054                       SB022
  1987/09/30      10000.00                    10000.00
  1987/10/31      10272.93                    10380.87
  1987/11/30      10341.17                    10430.34
  1987/12/31      10432.77                    10548.23
  1988/01/31      10721.04                    10906.43
  1988/02/29      10853.97                    11022.67
  1988/03/31      10779.20                    10912.61
  1988/04/30      10748.04                    10840.89
  1988/05/31      10684.20                    10790.19
  1988/06/30      10845.17                    11008.24
  1988/07/31      10824.84                    10937.76
  1988/08/31      10836.81                    10955.48
  1988/09/30      11020.34                    11188.79
  1988/10/31      11179.73                    11385.00
  1988/11/30      11078.46                    11260.51
  1988/12/31      11096.46                    11297.20
  1989/01/31      11233.13                    11448.89
  1989/02/28      11172.57                    11360.68
  1989/03/31      11226.90                    11427.86
  1989/04/30      11441.73                    11641.80
  1989/05/31      11648.18                    11937.76
  1989/06/30      11977.02                    12342.13
  1989/07/31      12194.12                    12598.93
  1989/08/31      12025.49                    12385.82
  1989/09/30      12072.79                    12442.70
  1989/10/31      12320.35                    12765.87
  1989/11/30      12433.02                    12886.23
  1989/12/31      12496.65                    12905.61
  1990/01/31      12334.96                    12727.95
  1990/02/28      12382.87                    12738.66
  1990/03/31      12397.96                    12751.44
  1990/04/30      12354.28                    12643.86
  1990/05/31      12610.35                    12983.51
  1990/06/30      12785.61                    13190.44
  1990/07/31      12948.92                    13365.62
  1990/08/31      12881.55                    13172.30
  1990/09/30      12977.93                    13311.21
  1990/10/31      13171.67                    13529.68
  1990/11/30      13463.14                    13819.87
  1990/12/31      13687.99                    14038.75
  1991/01/31      13787.22                    14187.55
  1991/02/28      13895.77                    14247.73
  1991/03/31      13953.92                    14325.64
  1991/04/30      14083.31                    14496.29
  1991/05/31      14155.16                    14546.99
  1991/06/30      14122.12                    14537.51
  1991/07/31      14296.98                    14720.94
  1991/08/31      14664.45                    15048.64
  1991/09/30      14999.46                    15374.28
  1991/10/31      15128.10                    15492.99
  1991/11/30      15268.97                    15654.16
  1991/12/31      15872.69                    16191.26
  1992/01/31      15601.02                    15940.64
  1992/02/29      15632.63                    16004.53
  1992/03/31      15530.35                    15908.08
  1992/04/30      15626.96                    16021.85
  1992/05/31      15948.44                    16300.49
  1992/06/30      16220.68                    16537.51
  1992/07/31      16719.51                    16947.65
  1992/08/31      16863.62                    17121.60
  1992/09/30      17087.03                    17358.20
  1992/10/31      16809.45                    17106.35
  1992/11/30      16821.36                    17075.02
  1992/12/31      17137.87                    17363.56
  1993/01/31      17543.91                    17753.09
  1993/02/28      17973.95                    18099.34
  1993/03/31      18069.34                    18147.98
  1993/04/30      18247.92                    18303.79
  1993/05/31      18175.15                    18276.17
  1993/06/30      18622.70                    18686.31
  1993/07/31      18741.80                    18801.32
  1993/08/31      19263.84                    19219.29
  1993/09/30      19339.82                    19304.20
  1993/10/31      19440.21                    19355.32
  1993/11/30      19164.42                    19142.62
  1993/12/31      19249.53                    19227.95
  1994/01/31      19559.47                    19492.17
  1994/02/28      18979.11                    19086.56
  1994/03/31      18473.41                    18642.21
  1994/04/30      18297.42                    18498.76
  1994/05/31      18281.77                    18481.04
  1994/06/30      18184.97                    18443.12
  1994/07/31      18590.97                    18765.05
  1994/08/31      18579.90                    18769.99
  1994/09/30      18216.05                    18507.01
  1994/10/31      18145.19                    18488.46
  1994/11/30      18129.11                    18447.65
  1994/12/31      18247.48                    18574.61
  1995/01/31      18590.05                    18938.58
  1995/02/28      19023.74                    19335.53
  1995/03/31      19129.36                    19450.54
  1995/04/30      19368.01                    19701.15
  1995/05/31      20140.42                    20509.07
  1995/06/30      20281.49                    20664.47
  1995/07/31      20202.39                    20592.75
  1995/08/31      20434.99                    20828.11
  1995/09/30      20623.26                    21016.08
  1995/10/31      20942.57                    21343.78
  1995/11/30      21261.36                    21689.20
  1995/12/31      21544.37                    21989.69
  1996/01/31      21659.67                    22129.02
  1996/02/29      21195.83                    21687.55
  1996/03/31      21018.14                    21496.70
  1996/04/30      20853.70                    21328.11
  1996/05/31      20819.55                    21323.17
  1996/06/30      21064.28                    21591.92
  1996/07/31      21118.91                    21640.15
  1996/08/31      21056.74                    21595.22
  1996/09/30      21411.87                    21954.25
  1996/10/31      21862.43                    22452.18
  1996/11/30      22220.16                    22826.46
  1996/12/31      21993.57                    22596.04
  1997/01/31      22017.37                    22633.55
  1997/02/28      22032.14                    22647.16
  1997/03/31      21794.16                    22426.63
  1997/04/30      22100.49                    22736.60
  1997/05/31      22273.33                    22935.28
  1997/06/30      22510.99                    23192.91
  1997/07/31      23150.94                    23855.32
  1997/08/31      22898.55                    23613.77
  1997/09/30      23255.29                    23974.03
IMATRL PRASUN   SHR__CHT 19970930 19971008 144428 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Government Securities Fund on September 30, 1987. As the chart shows, by September 30, 1997, the value of the investment would have grown to $23,255 - a 132.55% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,974 - a 139.74% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED SEPTEMBER 30,

            1997                        1996   1995   1994   1993

DIVIDEND RETURN               7.15%   6.55%    6.98%    5.76%    7.06%

CAPITAL APPRECIATION RETURN   1.46%   -2.73%    6.23%   -11.57    6.12%
                                                        %

TOTAL RETURN                  8.61%   3.82%    13.21%   -5.81%   13.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED SEPTEMBER 30, 1997   PAST 1        PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                5.05(CENTS)   31.56(CENTS)   66.03(CENTS)

ANNUALIZED DIVIDEND RATE           6.32%         6.54%          6.84%

30-DAY ANNUALIZED YIELD            5.52%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.72 over the past one month, $9.62 over the past six months and $9.66 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's chief
antagonist - rising inflation -
remained in check throughout
most of the 12 months that ended
September 30, 1997, translating
into a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 9.71% over the
period. Through the first half of the
period, bonds suffered from the
perception of an overheating
economy and, in turn, that inflation
would rear its ugly head. In
February, Federal Reserve Board
Chairman Alan Greenspan hinted
that the Fed was inclined to raise
the rate banks charge each other
for overnight loans - known as the
fed funds target rate - to curb any
potential inflation upticks. The Fed
acted in March, raising the fed
funds rate by 0.25% to 5.50% in a
move largely anticipated by
investors. From April through July,
weakening economic and inflation
indicators - coupled with the Fed's
shift to a more beneficial stance
signaling no intention to raise
short-term rates further - helped
spark an across-the-board rally.
While some of these gains were
lost in August - as inflation fears
cropped up again due to
stronger-than-expected economic
data - much of the decline was
offset by a strong September.
Relative interest-rate stability
provided a positive backdrop for
mortgage-backed securities, as the
Salomon Brothers Mortgage Index
returned 9.85% over the 12-month
period. Sustained economic growth
and demand for higher yields aided
corporate bonds, as the Lehman
Brothers Corporate Bond Index
returned 10.83% over the same
period.

An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Government Securities Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended September 30, 1997, the fund provided a total return of 8.61%. The fund's performance was in line with the 8.71% return produced during the same period by the general U.S. government funds average, as tracked by Lipper Analytical Services. The Salomon Brothers Treasury/Agency Index had a 12-month return of 9.20%.
Q. LOOKING BACK, THE BOND MARKET WAS SOMEWHAT SKITTISH DURING THE FIRST HALF OF THE PAST YEAR, BUT TURNED MORE POSITIVE DURING THE PAST SIX MONTHS AS INTEREST RATES FELL. DID YOU MAKE ANY ADJUSTMENTS IN RESPONSE?
A. The main thrust of my investment strategy remained the same throughout the past six months: I managed the fund to have approximately the same sensitivity to interest-rate movements as the market for government securities, as represented by the Salomon Brothers Treasury/Agency Index. It's my view that very few people can pinpoint the direction and magnitude of interest-rate changes with any accuracy and consistency. Given that, I believe that managing a fund based on the future level of interest rates can backfire if you place an incorrect bet. So I kept the fund "duration neutral," meaning that it was essentially no more or no less sensitive to interest-rate changes than the government securities market as a whole.
Q. YOU NEARLY DOUBLED THE FUND'S STAKE IN AGENCY SECURITIES BY THE END OF THE PERIOD COMPARED TO SIX MONTHS EARLIER. WHAT PROMPTED THAT INCREASE?
A. I chose to increase the fund's holdings in agency securities because they became more attractive in light of their expanding yield advantage over Treasuries. At the end of the period, the average agency security offered roughly 15 to 25 basis points - or 0.15% or 0.25% - more in yield than Treasury securities. Six months ago, agencies offered a smaller yield advantage of only about 10 to 15 basis points. Since a bond's - and ultimately the fund's - total return is based on both its yield and its price appreciation (or depreciation), having a fairly large stake in high-yielding agency securities was a plus for the fund.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU ADD?
A. Most of the new additions were securities issued by the Federal Home Loan Bank, the Federal Farm Credit Bank and the Financing Corporation. Additionally, I focused exclusively on agency securities that are non-callable - those that can't be redeemed by their issuers before maturity. Bonds typically are called when interest rates fall so significantly that issuers can save money by issuing new bonds at lower rates. A call is a positive for issuers because it cuts their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called bonds in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. WE UNDERSTAND THAT THE FUND'S SHAREHOLDERS RECENTLY APPROVED A CHANGE IN ITS INVESTMENT POLICY RELATED TO INVESTING IN SECURITIES WHOSE INTEREST IS EXEMPT FROM STATE AND LOCAL INCOME TAXES . . .
A. That's correct. As of November 28, 1997, the policy that limited the fund's investments to U.S. government securities and agency securities whose interest is exempt from state and local income taxes was eliminated. This change allows the fund increased flexibility to invest in a wider variety of U.S. agency securities, such as those issued by the Government National Mortgage Association - Ginnie Maes - and other mortgage securities. In connection with this change, the fund has adopted a policy that limits investments in mortgage securities to 40% of the fund's assets. Going forward, I will continue to manage the fund as a broad government fund that invests in Treasury and agency securities. I will also invest in mortgage securities.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET AND THE FUND?
A. At present, bonds appear to be priced based on a fairly optimistic view: Inflation will remain moderate and the Federal Reserve Board won't hike interest rates. If inflation rises or the Fed raises rates, the bond markets would be unpleasantly surprised and would likely react negatively. As far as the fund goes, I'll most likely take advantage of the recent investment policy change to add mortgage-backed securities and more agency securities, as long as they offer what I think is an appropriate amount of additional yield relative to Treasury securities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON SELECTING
INDIVIDUAL SECURITIES:
"The direction of interest rates is
the primary factor that determines
the performance of bonds. Many
investors try to pick securities that
will do well based on where they
feel interest rates are headed. In
contrast, I try to identify those
securities that I believe will offer
the best total-return potential in
any type of interest-rate
environment - rising, falling or
stable. Because I tend to have a
value orientation, I choose
securities that I find to be
cheap relative to other securities
because they are currently out of
the market's favor, with the idea
that they will appreciate when the
market starts to favor them."

(solid bullet) Within the Treasury sector, the manager focused on securities that were issued some time ago.
Newly issued Treasuries - known
as "off-the-run" securities -
typically are priced higher than
older Treasuries with similar
maturities. That's because
off-the-run securities command a
premium price for being more
easily traded, or liquid.
FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 054
TRADING SYMBOL: FGOVX
START DATE: April 4, 1979
SIZE: as of September 30,
1997, more than $1.0 billion
MANAGER: Curt Hollingsworth,
since February 1997;
manager, various Fidelity and
Spartan government and
mortgage funds; joined
Fidelity in 1983
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF SEPTEMBER 30, 1997
            % OF FUND'S    % OF FUND'S INVESTMENTS
            INVESTMENTS    6 MONTHS AGO

 ZERO        12.6           15.7
COUPON
BONDS

 UNDER 6%    3.2            0.0

 6 -         21.7           3.0
6.99%

 7 -         8.9            29.8
7.99%

 8 -         26.2           37.8
8.99%

 9 -         7.5            6.1
9.99%

10 -         1.6            4.5
10.99%

11% AND      11.5           2.4
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF SEPTEMBER 30, 1997
               6 MONTHS AGO

YEARS    8.0    7.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF SEPTEMBER 30, 1997
               6 MONTHS AGO

YEARS    4.9    4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF SEPTEMBER 30, 1997  AS OF MARCH 31, 1997
ROW: 1, COL: 1, VALUE: 6.8
ROW: 1, COL: 2, VALUE: 47.9
ROW: 1, COL: 3, VALUE: 45.3
U.S. TREASURY
OBLIGATIONS 75.2%
U.S. GOVERNMENT
AGENCY
OBLIGATIONS 24.1%
SHORT-TERM
INVESTMENTS 0.7%

U.S. TREASURY
OBLIGATIONS 45.3%
U.S. GOVERNMENT
AGENCY
OBLIGATIONS 47.9%
SHORT-TERM
INVESTMENTS 6.8%

ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 24.0
ROW: 1, COL: 3, VALUE: 37.0
ROW: 1, COL: 4, VALUE: 37.0
INVESTMENTS SEPTEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 100%
   PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 52.1%
8%, 8/15/99 $ 116,287 $ 120,720
7 3/4%, 12/31/99  49,000  50,928
8 1/2%, 2/15/00  18,400  19,458
11 3/4%, 2/15/10 (callable)  89,000  117,703
9%, 11/15/18  42,580  54,855
8 7/8%, 2/15/19  37,000  47,175
8 1/8%, 8/15/19  43,000  51,150
U.S. Treasury Bill yield at date of purchase
4.81%, 11/13/97  45,051  44,790
U.S. Treasury Bill yield at date of purchase
4.94%, 1/2/98  25,339  25,014
TOTAL U.S. TREASURY OBLIGATIONS   531,793
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.9%
Farm Credit Systems Financial Assistance Corp.
8.80%, 6/10/05  8,210  9,394
Federal Farm Credit Bank:
6.10%, 9/24/01  93,500  93,441
 6.80%, 4/4/02  5,000  5,124
 6.18%, 8/5/02  5,000  4,999
 6.82%, 1/27/03  2,900  2,976
 6.02%, 6/30/03  1,000  989
 6.65%, 8/8/03  15,000  15,281
 5.54%, 9/10/03  10,000  9,658
 8.06%, 1/4/05  6,600  7,237
 8.12%, 2/1/05  8,635  9,489
 7.35%, 3/24/05  1,000  1,055
Federal Home Loan Bank:
5.345%, 2/16/01  13,820  13,503
 5.74%, 3/13/01  8,550  8,448
 6.495%, 8/9/01  5,000  5,059
 7.44%, 8/10/01  24,300  25,359
 7.39%, 8/22/01  2,000  2,087
 7.26%, 9/6/01  1,160  1,205
 8%, 9/11/01  1,400  1,491
 6.225%, 9/19/01  45,000  44,972
 6.135%, 9/23/02  7,750  7,745
 6.145%, 9/30/02  19,700  19,666
 6.37%, 6/30/03  1,110  1,116
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
   PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Home Loan Bank: - continued
 5.52%, 10/3/03 $ 1,000 $ 960
 9 1/2%, 2/25/04  1,500  1,748
 7.59%, 3/10/05  1,895  2,035
 7.485%, 4/7/05  2,000  2,128
 6.225%, 10/24/05  17,175  16,987
 Stripped principal 0%, 2/25/04  1,800  1,211
Financing Corp.:
0%, 4/5/04  1,196  796
 0%, 11/11/04  2,256  1,442
 0%, 9/7/06  3,152  1,779
 10.70%, 10/6/17  2,825  4,052
 9.80%, 11/30/17  2,825  3,777
 9.40%, 2/8/18  8,450  10,939
 10.35%, 8/3/18  8,940  12,509
 9.70%, 4/5/19  3,950  5,262
 Stripped principal:
 0%, 12/6/98  1,702  1,592
  0%, 6/6/99  1,000  907
  0%, 3/26/00  11,270  9,727
  0%, 4/5/00  14,000  12,071
  0%, 6/6/00  19,199  16,389
  0%, 11/2/00  8,046  6,692
  0%, 5/2/02  1,158  877
  0%, 8/3/02  3,669  2,733
  0%, 11/2/02  8,343  6,128
  0%, 3/7/03  2,971  2,129
  0%, 4/5/03  12,160  8,667
  0%, 4/6/03  3,000  2,140
  0%, 5/2/03  9,632  6,841
  0%, 5/30/03  2,811  1,987
  0%, 6/6/03  4,500  3,174
  0%, 6/27/03  1,000  703
  0%, 10/6/03  10,100  6,986
  0%, 11/11/03  2,822  1,938
  0%, 4/6/04  3,926  2,617
  0%, 5/11/04  1,420  940
  0%, 6/6/04  4,541  2,991
  0%, 5/2/05  3,365  2,087
  0%, 6/6/05  2,284  1,406
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
   PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Financing Corp.: - continued
 Stripped principal: - continued
  0%, 8/3/05 $ 1,082 $ 661
  0%, 8/3/05  907  553
  0%, 12/27/05  11,515  6,841
  0%, 3/26/06  3,972  2,316
  0%, 4/6/06  3,915  2,276
  0%, 5/11/06  6,100  3,519
  0%, 8/8/06  2,385  1,355
  0%, 10/5/06  2,274  1,277
  0%, 12/6/06  4,500  2,500
Student Loan Marketing Associates:
7.20%, 11/9/00  4,000  4,129
 7.93%, 10/15/01  600  637
 7.43%, 6/16/03  1,000  1,056
 8.14%, 5/17/04  1,500  1,642
Tennessee Valley Authority 6 3/4%, 11/1/25  3,470  3,471
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   489,874
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,002,357)   $ 1,021,667
INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,003,006,000. Net unrealized appreciation aggregated $18,661,000, of which $19,414,000 related to appreciated investment securities and $753,000 related to depreciated investment securities.
At September 30, 1997, the fund had a capital loss carryforward of approximately $30,325,000 of which $17,606,000, $8,245,000, and
$4,474,000 will expire on September 30, 2003, 2004, and 2005, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 1998 approximately $1,729,000 of losses recognized during the period November 1, 1996 to September 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) SEPTEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,002,357) -                        $ 1,021,667
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                3,001

INTEREST RECEIVABLE                                                            9,176

 TOTAL ASSETS                                                                  1,033,844

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                            $ 1

PAYABLE FOR INVESTMENTS PURCHASED                                     9,858

PAYABLE FOR FUND SHARES REDEEMED                                      91

DISTRIBUTIONS PAYABLE                                                 559

ACCRUED MANAGEMENT FEE                                                370

OTHER PAYABLES AND ACCRUED EXPENSES                                   252

 TOTAL LIABILITIES                                                             11,131

NET ASSETS                                                                    $ 1,022,713

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 1,035,510

UNDISTRIBUTED NET INVESTMENT INCOME                                            581

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                             (32,688)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      19,310

NET ASSETS, FOR 104,824 SHARES OUTSTANDING                                    $ 1,022,713

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                       $9.76
SHARE ($1,022,713 (DIVIDED BY) 104,824 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED SEPTEMBER 30, 1997

INVESTMENT INCOME                                                    $ 70,414
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 4,315

TRANSFER AGENT FEES                                         2,310

ACCOUNTING FEES AND EXPENSES                                305

NON-INTERESTED TRUSTEES' COMPENSATION                       6

CUSTODIAN FEES AND EXPENSES                                 24

REGISTRATION FEES                                           61

AUDIT                                                       48

LEGAL                                                       14

REPORTS TO SHAREHOLDERS                                     52

MISCELLANEOUS                                               5

 TOTAL EXPENSES BEFORE REDUCTIONS                           7,140

 EXPENSE REDUCTIONS                                         (117)     7,023

NET INVESTMENT INCOME                                                 63,391

REALIZED AND UNREALIZED GAIN (LOSS)                                   (622)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON               18,125
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       17,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 80,894
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        YEAR ENDED       YEAR ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,
                                                            1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 63,391         $ 62,555
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (622)            278

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        18,125           (29,241)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             80,894           33,592
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (66,908)         (62,671)

SHARE TRANSACTIONS                                           378,207          453,471
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               57,722           52,723

 COST OF SHARES REDEEMED                                     (376,059)        (424,876)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             59,870           81,318
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    73,856           52,239

NET ASSETS

 BEGINNING OF PERIOD                                         948,857          896,618

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 1,022,713      $ 948,857
INCOME OF $581 AND $3,871, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        39,114           46,023

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     5,974            5,385

 REDEEMED                                                    (38,946)         (43,364)

 NET INCREASE (DECREASE)                                     6,142            8,044


FINANCIAL HIGHLIGHTS
      YEARS ENDED SEPTEMBER 30,

      1997                        1996   1995   1994 C   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                     $ 9.620   $ 9.890   $ 9.330   $ 10.870   $ 10.500
BEGINNING OF PERIOD

INCOME FROM INVESTMENT                .625 B    .670      .625      .626       .672
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED          .175      (.299)    .564      (1.225)    .627
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     .800      .371      1.189     (.599)     1.299



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.660)    (.641)    (.609)    (.631)     (.679)

 FROM NET REALIZED GAIN               -         -         -         (.310)     (.250)

 IN EXCESS OF NET REALIZED GAIN       -         -         (.020)    -          -

 TOTAL DISTRIBUTIONS                  (.660)    (.641)    (.629)    (.941)     (.929)

NET ASSET VALUE, END OF PERIOD       $ 9.760   $ 9.620   $ 9.890   $ 9.330    $ 10.870

TOTAL RETURN A                        8.61%     3.82%     13.21%    (5.81)%    13.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 1,023   $ 949     $ 897     $ 614      $ 729
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          .73%      .72%      .71%      .69%       .69%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      .72% D    .71%      .71%      .69%       .69%
ASSETS AFTER EXPENSE REDUCTIONS                D

RATIO OF NET INVESTMENT INCOME        6.48%     6.52%     6.36%     6.26%      6.40%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               199%      124%      391%      402%       323%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Government Securities Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,920,901,000 and $1,926,629,000 respectively.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $24,000 and $93,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders of Fidelity Government Securities
Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Government Securities Fund, including the schedule of portfolio investments, as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Government Securities Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
November 4, 1997
DISTRIBUTIONS


A total of 93.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 19, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     48,795,914.793    88.848

AGAINST         2,883,825.948     5.250

ABSTAIN         3,241,181.566     5.902

TOTAL     54,920,922.307    100.000

PROPOSAL 2
To approve an Agreement and Plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     47,517,695.722    87.445

AGAINST         3,341,858.396     6.150

ABSTAIN         3,480,375.189     6.405

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 3
To eliminate the fund's fundamental investment policy which limits its security investments to U.S. Government securities whose interest is exempt from state and local income tax.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     43,653,157.958    80.333

AGAINST         7,829,564.040     14.409

ABSTAIN         2,857,207.309     5.258

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning real estate.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     43,538,901.055    80.123

AGAINST         7,652,857.829     14.084

ABSTAIN         3,148,170.423     5.793

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 5
To adopt a new fundamental investment policy for the fund permitting the fund to invest all of its assets in another open-end investment company with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     43,793,612.477    80.592

AGAINST         7,249,829.833     13.342

ABSTAIN         3,296,486.997     6.066

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning the issuance of senior securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     44,280,194.440    81.487

AGAINST         6,217,061.821     11.441

ABSTAIN         3,842,673.046     7.072

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.00
PROPOSAL 7
To eliminate the fund's fundamental investment limitation concerning short sales of securities.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     42,954,562.404    79.048

AGAINST         7,640,176.677     14.060

ABSTAIN         3,745,190.226     6.892

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 8
To eliminate the fund's fundamental investment limitation concerning margin purchases.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     42,422,733.526    78.069

AGAINST         8,272,315.505     15.223

ABSTAIN         3,644,880.276     6.708

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     43,534,075.971    80.114

AGAINST         7,150,425.949     13.159

ABSTAIN         3,655,427.387     6.727

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning underwriting.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     44,087,249.519    81.132

AGAINST         6,458,340.084     11.885

ABSTAIN         3,794,339.704     6.983

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     44,053,690.994    81.071

AGAINST         6,775,484.079     12.468

ABSTAIN         3,510,754.234     6.461

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 12
To eliminate the fund's fundamental investment limitation concerning investments in other investment companies.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     43,612,257.823    80.258

AGAINST         7,161,856.646     13.180

ABSTAIN         3,565,814.838     6.562

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
PROPOSAL 13
To eliminate the fund's fundamental investment limitation concerning investing in oil, gas, or other mineral exploration or development programs.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     43,208,212.433    79.515

AGAINST         7,634,243.696     14.049

ABSTAIN         3,497,473.178     6.436

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,933.000
PROPOSAL 14
To eliminate the fund's fundamental investment limitation concerning purchasing warrants.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
AFFIRMATIVE     42,976,193.894    79.088

AGAINST         7,407,344.645     13.631

ABSTAIN         3,956,390.768     7.281

TOTAL     54,339,929.307    100.000

Broker
Non-Votes  580,993.000
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE